Segment information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment information
Total non-current assets	€ 32,469	€ 32,568
AgomAb Belgium
Segment information
Total non-current assets	5,267	5,364
Agomab Spain
Segment information
Total non-current assets	€ 27,202	€ 27,204